Segments (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 26,846,000	$ 23,938,000	$ 17,374,000	$ 10,244,000	$ 22,017,000	$ 15,182,000	$ 12,781,000	$ 12,270,000	$ 78,402,000	$ 62,521,000	$ 48,987,000
Voyage expenses									(45,000)	787,000	3,727,000
Vessel operating costs									(68,832,000)	(29,372,000)	(1,600,000)
Charterhire expense									(17,356,000)	(51,389,000)	(73,214,000)
Charterhire termination									10,000,000	0	0
Vessel depreciation									36,562,000	14,263,000	686,000
General and Administrative Expense									33,995,000	35,382,000	31,761,000
Loss / write down on assets held for sale				(12,433,000)	(261,793,000)	(324,000)	(119,604,000)	(31,752,000)	(11,433,000)	(397,472,000)	(55,487,000)
Gain (Loss) on sale of assets									12,433,000	422,937,000	55,487,000
Interest income									933,000	356,000	1,052,000
Foreign exchange loss									116,000	12,000	(43,000)
Financial expense									(24,921,000)	(19,524,000)	(172,000)
Net Income (Loss) Attributable to Parent	$ (20,557,000)	$ (21,273,000)	$ (24,748,000)	$ (58,260,000)	$ (302,036,000)	$ (18,052,000)	$ (138,645,000)	$ (52,065,000)	(124,835,000)	(510,789,000)	(116,565,000)
Capesize pool [Member]
Revenues									0	9,038,000	0
Voyage expenses									0	280,000
Vessel operating costs									0	(5,089,000)	0
Charterhire expense									0
Charterhire termination									0
Vessel depreciation									0	3,623,000	0
General and Administrative Expense									380,000	275,000	39,000
Gain (Loss) on sale of assets									1,006,000	408,318,000	52,553,000
Interest income									0	0	0
Foreign exchange loss									0	4,000	0
Financial expense									0	0	0
Net Income (Loss) Attributable to Parent									(1,386,000)	(408,551,000)	(52,592,000)
Kamsarmax pool [Member]
Revenues									31,685,000	26,712,000	38,770,000
Voyage expenses									(81,000)	331,000	3,653,000
Vessel operating costs									(27,083,000)	(9,986,000)	(1,600,000)
Charterhire expense									(12,323,000)	(29,509,000)	(57,909,000)
Charterhire termination									2,500,000
Vessel depreciation									14,522,000	4,536,000	686,000
General and Administrative Expense									1,718,000	498,000	103,000
Gain (Loss) on sale of assets									11,557,000	8,997,000	2,934,000
Interest income									0	0	0
Foreign exchange loss									0	10,000	0
Financial expense									0	0	0
Net Income (Loss) Attributable to Parent									(37,937,000)	(27,155,000)	(28,115,000)
Scorpio Ultramax Pool
Revenues									46,717,000	26,771,000	10,217,000
Voyage expenses									36,000	176,000	74,000
Vessel operating costs									(41,749,000)	(14,297,000)	0
Charterhire expense									(5,033,000)	(21,880,000)	(15,305,000)
Charterhire termination									7,500,000
Vessel depreciation									22,040,000	6,104,000	0
General and Administrative Expense									2,725,000	713,000	26,000
Gain (Loss) on sale of assets									(130,000)	5,622,000	0
Interest income									0	4,000	0
Foreign exchange loss									0	27,000	0
Financial expense									0	0	0
Net Income (Loss) Attributable to Parent									(32,236,000)	(22,044,000)	(5,188,000)
Corporate Segment [Member]
Revenues									0	0	0
Voyage expenses									0
Vessel operating costs									0	0	0
Charterhire expense									0
Charterhire termination									0
Vessel depreciation									0	0	0
General and Administrative Expense									29,172,000	33,896,000	31,593,000
Gain (Loss) on sale of assets									0	0	0
Interest income									933,000	352,000	1,052,000
Foreign exchange loss									116,000	(29,000)	(43,000)
Financial expense									(24,921,000)	(19,524,000)	(172,000)
Net Income (Loss) Attributable to Parent									$ (53,276,000)	$ (53,039,000)	$ (30,670,000)